[logo] PIONEER Investments(R)







                                                 August 9, 2006

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:       Pioneer Series Trust II (the "Fund")
          (File No. 333-135471
          CIK No. 0001265389

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the Fund's multi-class statement of additional information (to the the combined proxy statement and prospectuus) that would have been filed under paragraph (c) of Rule 497 did not differ from that contained in Pre-Effective Amendment No. 1 to the Fund's registration statement on Form N-14 filed electronically (Accession No.0001265389-06-000056) on
August 3, 2006.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                                 /s/ Daniel J. Hynes
                                                     Daniel J. Hynes




cc:  Mr. Christopher Harvey








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."